1
The Gabelli Utility Trust
Schedule of Investments — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 80.4%
ENERGY AND UTILITIES  — 68.4%
Alternative Energy  — 1.6%
2,950 Brookfield Renewable Corp., Cl. A ...... $ 96,406
3,300 Clearway Energy Inc., Cl. C .......... 105,105
7,000 Eos Energy Enterprises Inc.† ......... 11,690
2,700 Landis+Gyr Group AG .............. 147,218
46,250 NextEra Energy Partners LP .......... 3,344,337
12,600 Ormat Technologies Inc. ............ 1,086,120
600 Orsted AS ...................... 48,046
14,000 Siemens Gamesa Renewable Energy SA† 245,944
120 SolarEdge Technologies Inc.† ......... 27,775
6,000 Vestas Wind Systems A/S ........... 112,004
5,224,645
Diversified Industrial  — 0.8%
2,000 Alstom SA ...................... 32,822
16,247 AZZ Inc. ........................ 593,178
17,000 Bouygues SA .................... 447,344
10,000 General Electric Co. ................ 619,100
300 Sulzer AG ....................... 17,406
32,000 Vantage Towers AG ................ 832,337
2,542,187
Electric Integrated  — 40.7%
23,000 ALLETE Inc. ..................... 1,151,150
78,750 Alliant Energy Corp. ............... 4,172,963
17,150 Ameren Corp. .................... 1,381,433
52,950 American Electric Power Co. Inc. ...... 4,577,527
1,800 Atlantica Sustainable Infrastructure plc .. 47,340
66,000 Avangrid Inc. .................... 2,752,200
45,000 Avista Corp. ..................... 1,667,250
200 Badger Meter Inc. ................. 18,478
32,500 Black Hills Corp. .................. 2,201,225
6,000 CenterPoint Energy Inc. ............. 169,080
82,400 CMS Energy Corp. ................ 4,798,976
45,000 Dominion Energy Inc. .............. 3,109,950
16,800 DTE Energy Co. .................. 1,932,840
72,700 Duke Energy Corp. ................ 6,762,554
65,000 Edison International ............... 3,677,700
6,500 Emera Inc. ...................... 262,993
4,125 Entergy Corp. .................... 415,099
140,500 Evergy Inc. ...................... 8,345,700
115,550 Eversource Energy ................ 9,008,278
100,300 FirstEnergy Corp. ................. 3,711,100
82,000 Hawaiian Electric Industries Inc. ....... 2,842,120
4,000 IDACORP Inc. .................... 396,040
59,000 MGE Energy Inc. .................. 3,872,170
200,400 NextEra Energy Inc. ................ 15,713,364
48,000 NiSource Inc. .................... 1,209,120
72,500 NorthWestern Corp. ............... 3,572,800
180,000 OGE Energy Corp. ................. 6,562,800
70,000 Otter Tail Corp. ................... 4,306,400
Shares
Market
Value
55,000 PG&E Corp.† .................... $ 687,500
1,100 Pinnacle West Capital Corp. .......... 70,961
120,000 PNM Resources Inc. ............... 5,487,600
58,250 Portland General Electric Co. ......... 2,531,545
21,500 PPL Corp. ...................... 545,025
31,550 Public Service Enterprise Group Inc. .... 1,774,056
800 Sempra Energy ................... 119,952
3,300 The Southern Co. ................. 224,400
17,000 Unitil Corp. ...................... 789,650
126,500 WEC Energy Group Inc. ............. 11,312,895
149,850 Xcel Energy Inc. .................. 9,590,400
131,772,634
Electric Transmission and Distribution  — 2.5%
35,000 Consolidated Edison Inc. ............ 3,001,600
20,700 Constellation Energy Corp. ........... 1,722,033
65,600 Exelon Corp. ..................... 2,457,376
110,000 Iberdrola SA ..................... 1,032,992
500 The Timken Co. ................... 29,520
8,243,521
Environmental Services  — 0.2%
1,300 Evoqua Water Technologies Corp.† ..... 42,991
800 Fluidra SA ...................... 12,168
200 Pentair plc ...................... 8,126
200 Tetra Tech Inc. ................... 25,706
27,712 Veolia Environnement SA ............ 535,307
624,298
Equipment and Supplies  — 0.7%
4,000 Capstone Green Energy Corp.† ........ 7,080
3,655 Graham Corp. .................... 32,127
29,500 Mueller Industries Inc. .............. 1,753,480
1,100 Valmont Industries Inc. ............. 295,482
2,088,169
Global Utilities  — 1.7%
8,000 Chubu Electric Power Co. Inc. ........ 72,079
7,595 EDP - Energias de Portugal SA ........ 33,049
117,000 Electric Power Development Co. Ltd. .... 1,655,607
33,000 Endesa SA ...................... 498,708
300,000 Enel SpA ....................... 1,241,919
560,000 Hera SpA ....................... 1,199,738
15,000 Hokkaido Electric Power Co. Inc. ...... 46,950
12,000 Hokuriku Electric Power Co. .......... 40,296
5,000 Huaneng Power International Inc., ADR† . 87,400
35,000 Korea Electric Power Corp., ADR† ...... 238,000
20,000 Kyushu Electric Power Co. Inc. ........ 106,682
10,000 Shikoku Electric Power Co. Inc. ....... 49,955
8,000 The Chugoku Electric Power Co. Inc. .... 40,572
25,000 The Kansai Electric Power Co. Inc. ..... 209,355
10,000 Tohoku Electric Power Co. Inc. ........ 47,053
5,567,363

The Gabelli Utility Trust
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
ENERGY AND UTILITIES (Continued)
Merchant Energy  — 1.7%
240,000 The AES Corp. ................... $ 5,424,000
Natural Gas Integrated  — 5.3%
8,000 DT Midstream Inc. ................ 415,120
85,000 Energy Transfer LP ................ 937,550
105,000 Kinder Morgan Inc. ................ 1,747,200
108,000 National Fuel Gas Co. .............. 6,647,400
145,000 ONEOK Inc. ..................... 7,429,800
17,177,070
Natural Gas Utilities  — 5.4%
25,500 Atmos Energy Corp. ............... 2,597,175
9,000 Chesapeake Utilities Corp. ........... 1,038,510
14,000 Engie SA ....................... 162,481
69,000 National Grid plc, ADR .............. 3,555,570
30,000 ONE Gas Inc. .................... 2,111,700
20,000 RGC Resources Inc. ............... 421,200
16,000 South Jersey Industries Inc. .......... 534,720
95,915 Southwest Gas Holdings Inc. ......... 6,690,071
5,200 Spire Inc. ....................... 324,116
600 UGI Corp. ....................... 19,398
17,454,941
Natural Resources  — 1.2%
54,700 Cameco Corp. .................... 1,450,097
30,000 Compania de Minas Buenaventura SAA,
ADR ......................... 201,900
21,700 Exxon Mobil Corp. ................ 1,894,627
2,200 Hess Corp. ...................... 239,778
300 Linde plc ....................... 80,877
3,867,279
Oil  — 0.3%
4,500 Devon Energy Corp. ............... 270,585
33,000 Halliburton Co. ................... 812,460
1,083,045
Services  — 1.4%
24,000 ABB Ltd., ADR ................... 615,840
15,000 Dril-Quip Inc.† ................... 292,800
99,500 Enbridge Inc. .................... 3,691,450
4,600,090
Water  — 4.9%
26,000 American States Water Co. ........... 2,026,700
22,900 American Water Works Co. Inc. ....... 2,980,664
24,000 Artesian Resources Corp., Cl. A ....... 1,154,880
33,500 California Water Service Group ........ 1,765,115
26,850 Essential Utilities Inc. .............. 1,111,053
7,500 Middlesex Water Co. ............... 579,000
143,000 Severn Trent plc .................. 3,760,150
Shares
Market
Value
37,500 SJW Group ..................... $ 2,160,000
9,600 The York Water Co. ................ 368,928
3,600 Zurn Elkay Water Solutions Corp. ...... 88,200
15,994,690
TOTAL ENERGY AND UTILITIES ...... 221,663,932
COMMUNICATIONS  — 9.6%
Cable and Satellite  — 3.0%
31,000 Altice USA Inc., Cl. A† .............. 180,730
3,000 Charter Communications Inc., Cl. A† .... 910,050
20,400 Cogeco Inc. ..................... 813,726
64,000 DISH Network Corp., Cl. A† .......... 885,120
13,500 EchoStar Corp., Cl. A† .............. 222,345
320,000 ITV plc ......................... 204,659
60,000 Liberty Global plc, Cl. A† ............ 935,400
120,071 Liberty Global plc, Cl. C† ............ 1,981,172
75,000 Liberty Latin America Ltd., Cl. A† ...... 464,250
5,947 Liberty Latin America Ltd., Cl. C† ...... 36,574
20,000 Rogers Communications Inc., Cl. B ..... 770,800
14,000 Shaw Communications Inc., Cl. B ...... 340,435
135,000 Telenet Group Holding NV ........... 1,866,848
9,612,109
Communications Equipment  — 0.0%
8,000 Furukawa Electric Co. Ltd. ........... 126,746
Telecommunications  — 5.0%
47,500 AT&T Inc. ....................... 728,650
12,000 BCE Inc., New York ................ 503,280
6,047 BCE Inc., Toronto ................. 253,551
105,000 BT Group plc, Cl. A ................ 142,268
7,000 Cogeco Communications Inc. ......... 365,418
115,000 Deutsche Telekom AG .............. 1,971,449
60,000 Deutsche Telekom AG, ADR .......... 1,023,600
200 Hutchison Telecommunications Hong Kong
Holdings Ltd. .................. 29
130,000 Lumen Technologies Inc. ............ 946,400
70,000 Nippon Telegraph & Telephone Corp. .... 1,889,173
160,000 Orange Belgium SA† ............... 2,822,544
6,000 Orange SA, ADR .................. 53,940
59,000 Orascom Financial Holding SAE† ...... 604
11,800 Orascom Investment Holding, GDR† .... 295
30,000 Pharol SGPS SA† ................. 1,855
6,800 Proximus SA .................... 70,609
2,000 PT Indosat Tbk ................... 952
130,000 Sistema PJSC FC, GDR† ............ 65,000
5,000 Sitios Latinoamerica SAB de CV† ...... 2,277
1,350 Tele2 AB, Cl. B ................... 11,678
220,000 Telefonica Deutschland Holding AG ..... 446,962
250,000 Telefonica SA, ADR ................ 810,000
85,000 Telekom Austria AG ................ 492,328
15,000 Telephone and Data Systems Inc. ...... 208,500

The Gabelli Utility Trust
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Telecommunications (Continued)
10,000 Telesat Corp.† ................... $ 78,100
7,000 T-Mobile US Inc.† ................. 939,190
346,972 VEON Ltd., ADR† ................. 111,031
60,000 Verizon Communications Inc. ......... 2,278,200
16,217,883
Wireless Communications  — 1.6%
5,000 America Movil SAB de CV, Cl. L, ADR ... 82,350
12,000 Anterix Inc.† ..................... 428,640
102,500 Millicom International Cellular SA, SDR† . 1,184,541
1,154 Mobile TeleSystems PJSC(a) ......... 469
7,250 Mobile TeleSystems PJSC, ADR†(a) .... 4,422
1,200 Operadora De Sites Mexicanos SAB de CV 1,005
1,214 SK Telecom Co. Ltd., ADR ........... 23,382
400 SmarTone Telecommunications Holdings
Ltd. ......................... 210
60,000 Turkcell Iletisim Hizmetleri A/S, ADR .... 159,600
42,000 United States Cellular Corp.† ......... 1,093,260
185,000 Vodafone Group plc, ADR ........... 2,096,050
5,073,929
TOTAL COMMUNICATIONS ......... 31,030,667
OTHER  — 2.2%
Automotive  — 0.1%
44,000 Iveco Group NV† ................. 210,005
Diversified Industrial  — 0.0%
971 Allied Motion Technologies Inc. ....... 27,790
600 Arcosa Inc. ...................... 34,308
290 ITT Inc. ........................ 18,949
1,220 L.B. Foster Co., Cl. A† .............. 11,907
92,954
Electronics  — 0.4%
450 Hubbell Inc. ..................... 100,350
2,200 Keysight Technologies Inc.† .......... 346,192
14,000 Sony Group Corp., ADR ............. 896,700
1,343,242
Entertainment  — 0.0%
8,000 Warner Bros Discovery Inc.† ......... 92,000
Equipment and Supplies  — 0.1%
22,000 CIRCOR International Inc.† .......... 362,780
Financial Services  — 0.2%
95,000 GAM Holding AG† ................. 88,578
22,000 Kinnevik AB, Cl. A† ................ 294,188
19,000 Kinnevik AB, Cl. B† ................ 252,702
Shares
Market
Value
15,000 SDCL EDGE Acquisition Corp.† ........ $ 148,875
784,343
Machinery  — 0.8%
200,000 CNH Industrial NV ................. 2,234,000
1,975 Flowserve Corp. .................. 47,992
600 Medmix AG ..................... 10,502
2,965 Mueller Water Products Inc., Cl. A ..... 30,451
1,300 Xylem Inc. ...................... 113,568
2,436,513
Specialty Chemicals  — 0.0%
200 Air Products and Chemicals Inc. ....... 46,546
Transportation  — 0.6%
21,500 GATX Corp. ..................... 1,830,725
TOTAL OTHER ................. 7,199,108
INDEPENDENT POWER PRODUCERS AND ENERGY
TRADERS  — 0.2%
Electric Integrated  — 0.2%
20,000 NRG Energy Inc. .................. 765,400
TOTAL COMMON STOCKS ......... 260,659,107
MANDATORY CONVERTIBLE SECURITIES(b)  — 0.5%
ENERGY AND UTILITIES  — 0.5%
Natural Gas Utilities  — 0.5%
34,000 Spire Inc., Ser. A,
7.500%, 03/01/24 ............... 1,594,097
WARRANTS  — 0.0%
ENERGY AND UTILITIES  — 0.0%
Services  — 0.0%
1,425 Weatherford International plc, expire
12/13/23† ..................... 238
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 19.1%
$ 62,201,000 U.S. Treasury Bills,
1.542% to 3.242%††, 10/20/22 to
01/19/23(c) .................... 61,905,103
TOTAL INVESTMENTS BEFORE
SECURITIES SOLD SHORT — 100.0%
(Cost $306,113,767) ............. $ 324,158,545

The Gabelli Utility Trust
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
SECURITIES SOLD SHORT — (0.1)%
Energy and Utilities — (0.1)%
Natural Gas Utilities — (0.1)%
4,000 Spire Inc. .................................. $ 249,320
TOTAL SECURITIES SOLD SHORT
(Proceeds received $288,109)(d) ....... $ 249,320
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(c) At September 30, 2022, $1,000,000 of the principal amount was pledged as collateral for securities sold short.
(d) At September 30, 2022, these proceeds are being held at Pershing LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
GDR Global Depositary Receipt
SDR Swedish Depositary Receipt